LAND USE RIGHT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of Land Use Right, Net

	December 31,
	2020	2019
Cost	$179,091	$178,258
Less: accumulated amortization	(62,982)	(59,370)

Land use right, net	$116,109	$118,888